Document and Entity Information	May 02, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2022
Entity Registrant Name	Argo Group International Holdings, Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-15259
Entity Tax Identification Number	98-0214719
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	441
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001091748
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value of $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Guarantee of Argo Group U.S., Inc. 6.500% Senior Notes due 2042
Trading Symbol	ARGD
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1,000th Interest in a 7.00% Resettable Fixed Rate Preference Share, Series A, Par Value $1.00 Per Share
Trading Symbol	ARGOPrA
Security Exchange Name	NYSE